Revenue Recognition (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Cara Therapeutics, Inc.
Schedule of disaggregation of revenue

	Three Months Ended March 31,
	2025	2024
Collaborative revenue
CSL Vifor (KORSUVA injection profit sharing)	$1,198	$788
Total collaborative revenue	$1,198	$788
Commercial supply revenue
CSL Vifor (KORSUVA injection)	$—	$640
Total commercial supply revenue	$—	$640
Clinical compound revenue
Maruishi	$48	$84
Total clinical compound revenue	$48	$84
Other revenue (non-cash)
CSL Vifor (Kapruvia ex-U.S.)	$373	$290
Maruishi	950	333
Total other revenue	$1,323	$623

	Year Ended December 31,
	2024	2023	2022
Collaborative revenue
CSL Vifor (KORSUVA injection profit sharing)	$2,086	$12,397	$16,572
Maruishi	—	539	—
Total collaborative revenue	$2,086	$12,936	$16,572
Commercial supply revenue
CSL Vifor* (KORSUVA injection)	$640	$5,843	$10,223
Total commercial supply revenue	$640	$5,843	$10,223
License and milestone fees
CSL Vifor*	$—	$—	$15,000
Maruishi	—	910	—
Total license and milestone fees	$—	$910	$15,000
Royalty revenue
CSL Vifor (Kapruvia ex U.S.)	$—	$415	$72
Total royalty revenue	$—	$415	$72
Clinical compound revenue
Maruishi	$84	$165	$—
Total clinical compound revenue	$84	$165	$—
Other revenue (non-cash)
CSL Vifor (Kapruvia ex U.S.)	$1,492	$284	$—
Maruishi	2,835	415	—
Total other revenue	$4,327	$699	$—
*

Includes amounts earned from Vifor Fresenius Medical Care Renal Pharma Ltd. and Vifor International prior to Vifor International’s assignment of its rights and obligations to Vifor Fresenius Medical Care Renal Pharma Ltd. in May 2022.